Related-Party Transactions - Additional Information (Detail) - John Sperling Foundation [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Royalty fees due	$ 30,000	$ 29,000	$ 58,000
Previously Reported [Member]
Related Party Transaction [Line Items]
Royalty fees due		$ 30,000